Investment Objectives and Goals - Leverage Shares 1X Short SPCX Daily ETF	Aug. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 1X Short SPCX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse investment results, before fees and expenses, equal to -100% (the inverse) of the daily percentage change in the price of the common stock of SPCX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.